VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 11.8%
Capricorn Metals Ltd. * † ‡	19,106,099	$36,767,519
Evolution Mining Ltd. ‡	94,261,169	123,605,305
Gold Road Resources Ltd. † ‡	55,258,082	45,187,512
Newcrest Mining Ltd.	36,484,883	402,640,720
Northern Star Resources Ltd. † ‡	59,853,185	301,248,549
Perseus Mining Ltd. ‡	70,132,229	68,578,962
Regis Resources Ltd. * † ‡	38,786,180	38,850,519
Silver Lake Resources Ltd. * ‡	47,896,219	36,094,392
St Barbara Ltd. * † ‡	41,910,140	19,861,125
West African Resources Ltd. * ‡	52,452,051	35,206,047
		1,108,040,650
Brazil: 8.1%
Wheaton Precious Metals Corp. (USD) †	16,368,645	529,689,352
Yamana Gold, Inc. (USD) † ‡	49,370,632	223,648,963
		753,338,315
Burkina Faso: 0.3%
IAMGOLD Corp. (USD) * † ‡	24,606,519	26,328,975
Canada: 44.3%
Agnico Eagle Mines Ltd. (USD)	16,516,634	697,497,454
Alamos Gold, Inc. (USD) † ‡	20,124,725	149,124,212
Aya Gold & Silver, Inc. * † ‡	5,391,807	31,431,443
B2Gold Corp. (USD) † ‡	54,599,451	175,810,232
Barrick Gold Corp. (USD) †	64,481,253	999,459,422
Dundee Precious Metals, Inc. ‡	9,785,285	43,725,956
Endeavour Silver Corp. (USD) * † ‡	9,762,198	29,481,838
Equinox Gold Corp. (USD) * † ‡	15,671,594	57,201,318
First Majestic Silver Corp. (USD) † ‡	13,498,796	102,860,826
Fortuna Silver Mines, Inc. (USD) * † ‡	14,972,140	37,729,793
Franco-Nevada Corp. (USD) †	6,941,717	829,396,347
K92 Mining, Inc. * † ‡	11,654,558	67,007,029
Kinross Gold Corp. (USD) ‡	66,781,241	251,097,466
New Gold, Inc. (USD) * ‡	35,001,222	30,801,075
OceanaGold Corp. * † ‡	36,175,720	59,237,560
Osisko Gold Royalties Ltd. (USD) † ‡	9,473,281	96,438,001
Pan American Silver Corp. (USD) † ‡	10,814,120	171,728,226
Sandstorm Gold Ltd. (USD) ‡	14,421,660	74,559,982
SSR Mining, Inc. (USD) ‡	10,715,911	157,631,051
Torex Gold Resources, Inc. * ‡	4,409,801	31,997,173
Wesdome Gold Mines Ltd. * † ‡	7,289,101	49,547,108
		4,143,763,512
China: 4.0%
Zhaojin Mining Industry Co. Ltd. (HKD) * † ‡	134,073,000	91,785,478
	Number of Shares	Value
China (continued)
Zijin Mining Group Co. Ltd. (HKD) ‡	294,720,000	$285,255,463
		377,040,941
Egypt: 0.6%
Centamin Plc (GBP) ‡	59,407,566	59,583,570
Kyrgyzstan: 0.5%
Centerra Gold, Inc. (CAD) ‡	11,282,950	49,925,648
Peru: 0.9%
Cia de Minas Buenaventura SAA (ADR) † ‡	13,033,440	87,715,051
South Africa: 5.1%
DRDGOLD Ltd. (ADR) † ‡	4,441,407	24,250,082
Gold Fields Ltd. (ADR) † ‡	45,790,579	370,445,784
Harmony Gold Mining Co. Ltd. (ADR) † ‡	31,671,302	76,961,264
		471,657,130
Tanzania: 3.2%
AngloGold Ashanti Ltd. (ADR) † ‡	21,495,493	297,067,713
Turkey: 0.6%
Eldorado Gold Corp. (USD) * † ‡	9,487,589	57,210,162
United Kingdom: 2.5%
Endeavour Mining Plc (CAD) † ‡	12,685,081	235,228,605
United States: 18.1%
Coeur Mining, Inc. * ‡	14,428,336	49,344,909
Hecla Mining Co. ‡	30,600,434	120,565,710
Newmont Corp.	28,761,793	1,208,858,160
Royal Gold, Inc. ‡	3,371,977	316,358,882
		1,695,127,661
Total Common Stocks (Cost: $11,707,599,402)		9,362,027,933

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1% (Cost: $196,219,497)
Money Market Fund: 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio	196,219,497	196,219,497
Total Investments: 102.1% (Cost: $11,903,818,899)		9,558,247,430
Liabilities in excess of other assets: (2.1)%		(194,769,346)
NET ASSETS: 100.0%		$9,363,478,084

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VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $313,434,787.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.8%	$8,868,230,096
Silver	5.2	493,797,837
	100.0%	$9,362,027,933
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Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022

Alamos Gold, Inc.	$–(a)	$59,650,087	$(36,708,202)	$6,693,982	$1,436,095	$(15,292,078)	$149,124,212
AngloGold Ashanti Ltd.	–(a)	163,298,068	(89,479,482)	8,489,450	9,228,155	(176,352,336)	297,067,713
Aya Gold & Silver, Inc.	–(a)	13,063,471	(7,863,265)	(380,913)	–	(8,740,073)	31,431,443
B2Gold Corp.	–(a)	83,457,038	(47,783,033)	9,639,060	6,187,177	(54,748,492)	175,810,232
Capricorn Metals Ltd.	–(a)	19,753,759	(11,248,753)	789,712	–	(13,600,305)	36,767,519
Centamin Plc	–(a)	25,115,584	(15,725,680)	(1,328,075)	4,492,785	(11,044,781)	59,583,570
Centerra Gold, Inc.	–(a)	48,500,098	(42,641,608)	(17,245,060)	2,419,412	(41,029,421)	49,925,648
Cia de Minas Buenaventura SAA	–(a)	43,391,506	(23,413,585)	(3,936,048)	961,249	(11,258,110)	87,715,051
Coeur Mining, Inc.	–(a)	25,078,577	(11,969,822)	(2,934,204)	–	(18,658,476)	49,344,909
DRDGOLD Ltd.	–(a)	13,796,301	(7,435,990)	(1,445,902)	1,465,161	(13,403,614)	24,250,082
Dundee Precious Metals, Inc.	–(a)	21,212,491	(12,872,951)	2,187,940	1,187,916	(19,706,432)	43,725,956
Eldorado Gold Corp.	–(a)	33,750,252	(17,781,845)	(1,247,361)	–	(33,768,942)	57,210,162
Endeavour Mining Plc	–(a)	114,113,037	(68,323,901)	13,942,599	8,371,247	(68,014,000)	235,228,604
Endeavour Silver Corp.	–(a)	17,103,201	(7,407,182)	(918,820)	–	(11,428,450)	29,481,838
Equinox Gold Corp.	–(a)	39,528,212	(19,332,519)	(3,195,186)	–	(50,562,309)	57,201,318
Evolution Mining Ltd.	–(a)	98,287,362	(50,362,425)	(1,657,120)	3,791,177	(165,330,625)	123,605,305
First Majestic Silver Corp.	–(a)	58,714,993	(28,804,485)	3,000,369	264,472	(57,356,975)	102,860,826
Fortuna Silver Mines, Inc.	–(a)	20,589,855	(11,117,221)	(2,175,644)	–	(20,356,031)	37,729,793
Gold Fields Ltd.	–(a)	199,910,141	(112,792,869)	53,014,570	14,715,231	(205,330,724)	370,445,784
Gold Road Resources Ltd.	–(a)	26,588,102	(10,191,246)	(27,609)	492,166	(16,286,369)	45,187,512
Harmony Gold Mining Co. Ltd.	113,149,948	49,998,602	(25,869,234)	254,539	859,324	(60,572,591)	76,961,264
Hecla Mining Co.	–(a)	69,743,659	(30,070,882)	6,752,170	503,685	(51,297,215)	120,565,710
IAMGOLD Corp.	–(a)	24,738,015	(12,140,224)	(3,670,636)	–	(49,253,042)	26,328,975
K92 Mining, Inc.	–(a)	30,669,141	(16,602,713)	(368,519)	–	(2,691,164)	67,007,029
Kinross Gold Corp.	–(a)	132,644,139	(68,795,296)	1,896,954	5,770,256	(139,821,208)	251,097,466
New Gold, Inc.	–(a)	19,335,616	(10,126,815)	1,048,776	–	(25,063,841)	30,801,075
Northern Star Resources Ltd.	–(a)	154,435,546	(86,107,318)	(2,062,354)	8,604,514	(122,425,208)	301,248,549
OceanaGold Corp.	–(a)	28,859,280	(16,032,681)	(1,412,097)	–	(6,931,596)	59,237,561
Osisko Gold Royalties Ltd.	–(a)	50,838,440	(24,361,967)	755,965	1,170,982	(21,845,061)	96,438,001
Pan American Silver Corp.	–(a)	99,624,105	(53,687,968)	7,190,251	3,657,833	(115,899,372)	171,728,226
Perseus Mining Ltd.	–(a)	41,159,498	(18,093,770)	6,809,393	1,145,960	(26,117,324)	68,578,962
Regis Resources Ltd.	–(a)	20,515,653	(11,479,621)	(2,359,643)	–	(15,756,695)	38,850,519
Royal Gold, Inc.	–(a)	157,164,949	(89,696,668)	15,299,141	3,402,756	(74,777,051)	316,358,882
Sandstorm Gold Ltd.	–(a)	54,153,115	(14,826,102)	2,184,494	445,513	(19,946,980)	74,559,982
Silver Lake Resources Ltd.	–(a)	27,092,436	(11,978,856)	(454,674)	–	(29,785,976)	36,094,392
SSR Mining, Inc.	–(a)	82,660,240	(48,399,641)	12,830,506	2,244,197	(56,856,990)	157,631,051
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VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended September 30, 2022 were as follows: (continued)

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022

St Barbara Ltd.	–(a)	18,122,121	(7,234,549)	(2,344,924)	–	(22,527,850)	19,861,125
Torex Gold Resources, Inc.	–(a)	18,185,692	(9,806,264)	(1,751,433)	–	(14,493,389)	31,997,173
Wesdome Gold Mines Ltd.	–(a)	29,633,614	(14,909,492)	1,711,946	–	(23,935,487)	49,547,108
West African Resources Ltd.	–(a)	18,018,752	(10,966,787)	(541,682)	–	(15,415,675)	35,206,047
Yamana Gold, Inc.	–(a)	96,631,074	(57,160,277)	11,619,970	4,471,297	(8,936,438)	223,648,963
Zhaojin Mining Industry Co. Ltd.	–(a)	45,941,883	(26,693,547)	(2,407,249)	–	(24,817,487)	91,785,478
Zijin Mining Group Co. Ltd.	–(a)	147,377,304	(86,861,592)	55,387,769	8,608,268	(136,759,553)	285,255,463
	$113,149,948	$2,542,445,009	$(1,385,158,328)	$167,634,403	$95,896,828	$(2,078,195,736)	$4,694,486,478

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
4